other long-term assets	6 Months Ended
Jun. 30, 2021
other long-term assets
other long-term assets

20    other long-term assets

		June 30,	December 31,
As at (millions)	Note	2021	2020
Pension assets		$639	$13
Unbilled customer finance receivables	4(a)	428	361
Derivative assets	4(d)	70	40
Costs incurred to obtain or fulfill a contract with a customer		100	103
Real estate joint venture advances	21(b)	114	114
Investment in real estate joint venture	21(b)	1	1
Investment in associates	21	76	69
Portfolio investments [1]		244	236
Prepaid maintenance		43	50
Other		192	119
		$1,907	$1,106

1	Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are set out in the following table:

Period ended June 30, 2021 (millions)	Three months			Six months
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$317	$10	$327	$323	$11	$334
Additions	64	—	64	125	1	126
Amortization	(67)	(1)	(68)	(134)	(3)	(137)
Balance, end of period	$314	$9	$323	$314	$9	$323
Current [1]				$218	$5	$223
Non-current				96	4	100
				$314	$9	$323

1	Presented in the Consolidated statements of financial position in prepaid expenses.